Schedule of Assets Measured at Fair Value on a Recurring Basis (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 314,747
Total assets measured at fair value	314,747
Total liabilities measured at fair value	34,151
Fair Value, Inputs, Level 1 [Member] | Public Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	34,151
Fair Value, Inputs, Level 1 [Member] | Private Placement Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents
Total assets measured at fair value
Total liabilities measured at fair value	23,911
Fair Value, Inputs, Level 2 [Member] | Public Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value
Fair Value, Inputs, Level 2 [Member] | Private Placement Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	23,911
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents
Total assets measured at fair value
Total liabilities measured at fair value
Fair Value, Inputs, Level 3 [Member] | Public Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value